Related Party Transactions (Details 2) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Due to related parties		$ 2,483,094
Feng Zhou [Member]
Due to related parties		1,542,828
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Due to related parties		939,521
Jianbin Zhou [Member]
Due to related parties		$ 745